FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,400
Sensitivity analysis for possible change in risk variable, percent change	1.00%
Sensitivity analysis for possible change in risk variable, impact on equity	$ 39	$ 37
Interest rate risk | Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	100
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,440	5,280
Borrowings	4,800	5,200
Net debt	342	$ (130)
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Debt to total capitalization ratio, actual	0.01